Transactions with Related Parties - Statement of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Total expenses with related parties	$ 38,962	$ 39,500	$ 38,446
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	5,989	7,550	6,189
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Tsakos Energy Management Limited (management fees)	16,935	16,032	15,840
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Tsakos Columbia Shipmanagement S.A.	2,136	2,234	2,091
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Argosy Insurance Company Limited	9,036	9,386	9,529
AirMania Travel S.A.
Related Party Transaction [Line Items]
AirMania Travel S.A.	$ 4,866	$ 4,298	$ 4,797